Finance Income and Finance Expense (Details) - Schedule of Finance Income and Finance Expense - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 24, 2023	Dec. 31, 2022	Dec. 24, 2022	Dec. 31, 2021	Dec. 24, 2021
Schedule of Finance Income and Finance Expense [Abstract]
Interest income		SFr 302,249		SFr 114,268		SFr 26,990
Net foreign currency exchange gain						47,161
Revaluation gain from derivative financial instruments		15,066		451,131		5,085
Gain on modification of financial instruments	SFr 36,778	36,778
Total finance income		354,093		565,399		79,236
Interest expense (incl. bank charges)		1,032,444		904,345		14,112
Net foreign currency exchange loss		447,456		305,560
Revaluation loss from derivative financial instruments	181,258	181,258
Loss on modification of financial instruments	7,317	7,317
Transaction costs	SFr 809,378		SFr 35,495	1,137	SFr 156,817
Total finance expense		1,668,475		1,211,042		14,112
Finance expense, net		SFr (1,314,382)		SFr (645,643)		SFr 65,124